Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 4,053	$ 1,695	$ 2,474
10% decrease in future copper prices	3,545	1,681	2,459
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	99,219	72,847	83,955
10% decrease in future copper prices	$ (99,219)	$ (72,847)	$ (83,955)